Pension and Postretirement Benefits: Schedule of key actuarial assumptions used to determine benefit obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of key actuarial assumptions used to determine benefit obligations:
Schedule of key actuarial assumptions used to determine benefit obligations

	2011	2010
Discount rate	5.20%	5.64%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A
Healthcare cost trend rate	9.50%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	10	10